THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.3%

	Shares	Value

COMMUNICATION SERVICES — 1.5%
John Wiley & Sons, Cl A	955,000	$35,869,800

CONSUMER DISCRETIONARY — 5.7%
European Wax Center, Cl A	805,000	14,852,250
Leslie’s *	1,785,000	26,257,350
Sally Beauty Holdings *	1,800,000	22,680,000
Shake Shack, Cl A *	400,000	17,992,000
Wingstop	340,000	42,642,800
Wolverine World Wide	855,000	13,158,450

		137,582,850

CONSUMER STAPLES — 13.7%
Central Garden & Pet, Cl A *	700,000	23,912,000
elf Beauty *	820,000	30,848,400
Freshpet *	450,000	22,540,500
Hostess Brands, Cl A *	2,015,000	46,828,600
J&J Snack Foods	235,000	30,425,450
Lancaster Colony	375,000	56,355,000
MGP Ingredients	370,000	39,279,200
Simply Good Foods *	1,215,000	38,867,850
Sovos Brands *	485,000	6,906,400
Utz Brands	2,160,000	32,616,000
Zevia PBC, Cl A *	535,000	2,311,200

		330,890,600

FINANCIALS — 15.8%
Argo Group International Holdings	855,000	16,467,300
BRP Group, Cl A *	1,505,000	39,656,750
Community Bank System	390,000	23,431,200
CVB Financial	855,000	21,648,600
German American Bancorp	620,000	22,140,200
Independent Bank	535,000	39,873,550
James River Group Holdings	910,000	20,757,100
Palomar Holdings *	365,000	30,557,800
Prosperity Bancshares	480,000	32,006,400
Selective Insurance Group	600,000	48,840,000
Stock Yards Bancorp	185,000	12,581,850
UMB Financial	555,000	46,780,950
Washington Trust Bancorp	210,000	9,760,800
WSFS Financial	415,000	19,280,900

		383,783,400

1	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — 19.4%
AtriCure *	880,000	$34,408,000
Axonics *	380,000	26,767,200
Cardiovascular Systems *	1,065,000	14,760,900
CONMED	570,000	45,696,900
Globus Medical, Cl A *	890,000	53,017,300
Inspire Medical Systems *	300,000	53,211,000
Integra LifeSciences Holdings *	1,160,000	49,137,600
Masimo *	60,000	8,469,600
Omnicell *	315,000	27,414,450
Outset Medical *	855,000	13,620,150
Penumbra *	350,000	66,360,000
Pulmonx *	1,220,000	20,325,200
SI-BONE *	780,000	13,618,800
Tandem Diabetes Care *	590,000	28,231,500
Veracyte *	880,000	14,608,000

		469,646,600

INDUSTRIALS — 20.1%
Albany International, Cl A	215,000	16,948,450
Altra Industrial Motion	925,000	31,098,500
Barnes Group	1,115,000	32,201,200
CSW Industrials	290,000	34,742,000
ESCO Technologies	525,000	38,556,000
Evoqua Water Technologies *	1,815,000	60,022,050
Hayward Holdings *	970,000	8,603,900
John Bean Technologies	730,000	62,780,000
Montrose Environmental Group *	540,000	18,171,000
MSA Safety	640,000	69,939,200
RBC Bearings *	135,000	28,054,350
Ritchie Bros. Auctioneers	820,000	51,233,600
Standex International	265,000	21,637,250
Transcat *	175,000	13,245,750

		487,233,250

INFORMATION TECHNOLOGY — 17.4%
Asana, Cl A *	907,845	20,181,394
Blackbaud *	430,000	18,945,800
BlackLine *	815,000	48,818,500
Envestnet *	385,000	17,094,000
Freshworks, Cl A *	2,720,000	35,278,400
New Relic *	950,000	54,511,000
Novanta *	290,000	33,538,500

2	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN SMALL COMPANY FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Pure Storage, Cl A *	2,770,000	$75,814,900
Q2 Holdings *	1,140,000	36,708,000
Tenable Holdings *	820,000	28,536,000
Workiva, Cl A *	680,000	52,904,000

		422,330,494

MATERIALS — 3.7%
Innospec	395,000	33,839,650
Sensient Technologies	305,000	21,148,700
TriMas	1,370,000	34,345,900

		89,334,250

TOTAL COMMON STOCK (Cost $2,188,484,359)		2,356,671,244

CASH EQUIVALENTS** — 1.7%
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 2.500%	20,000,000	20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 2.500%	20,627,611	20,627,611

TOTAL CASH EQUIVALENTS (Cost $40,627,611)		40,627,611

TOTAL INVESTMENTS — 99.0% (Cost $2,229,111,970)		$2,397,298,855

Percentages are based on Net Assets of $2,422,572,303.

*   Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2022.

Cl — Class

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-3600

3	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.8%

	Shares	Value

CONSUMER DISCRETIONARY — 9.1%
Advance Auto Parts	840,000	$131,325,600
Bath & Body Works	1,600,000	52,160,000
Leslie’s *	5,655,000	83,185,050
Planet Fitness, Cl A *	1,060,000	61,119,600
Tractor Supply	355,000	65,987,400
Ulta Beauty *	165,000	66,196,350

		459,974,000

CONSUMER STAPLES — 9.8%
Boston Beer, Cl A *	145,000	46,929,250
Church & Dwight	280,000	20,003,200
Clorox	595,000	76,392,050
Freshpet *	1,420,000	71,127,800
Hormel Foods	1,375,000	62,480,000
JM Smucker	535,000	73,514,350
Lamb Weston Holdings	645,000	49,910,100
McCormick	1,265,000	90,156,550

		490,513,300

FINANCIALS — 13.6%
Arthur J Gallagher	605,000	103,588,100
Cullen/Frost Bankers	345,000	45,615,900
Everest Re Group	660,000	173,210,400
FactSet Research Systems	135,000	54,014,850
Northern Trust	830,000	71,014,800
Prosperity Bancshares	950,000	63,346,000
SVB Financial Group *	195,000	65,477,100
Tradeweb Markets, Cl A	1,940,000	109,454,800

		685,721,950

HEALTH CARE — 22.2%
Abcam PLC ADR	1,680,000	25,183,200
Align Technology *	290,000	60,061,900
Bio-Rad Laboratories, Cl A *	120,000	50,056,800
Bio-Techne	260,000	73,840,000
Catalent *	780,000	56,440,800
Cooper	265,000	69,933,500
DENTSPLY SIRONA	2,110,000	59,818,500
DexCom *	950,000	76,513,000
Edwards Lifesciences *	1,595,000	131,794,850
IDEXX Laboratories *	120,000	39,096,000
Integra LifeSciences Holdings *	1,425,000	60,363,000

1	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Masimo *	425,000	$59,993,000
Repligen *	117,645	22,012,556
STERIS PLC	555,000	92,285,400
Tandem Diabetes Care *	935,000	44,739,750
Veeva Systems, Cl A *	515,000	84,913,200
Waters *	405,000	109,159,650

		1,116,205,106

INDUSTRIALS — 24.1%
AMETEK	1,470,000	166,712,700
CoStar Group *	1,470,000	102,385,500
Fortive	2,945,000	171,693,500
Generac Holdings *	675,000	120,244,500
Graco	1,420,000	85,129,000
IDEX	675,000	134,898,750
Nordson	535,000	113,564,450
Rockwell Automation	555,000	119,386,050
Toro	1,420,000	122,801,600
Verisk Analytics, Cl A	455,000	77,591,150

		1,214,407,200

INFORMATION TECHNOLOGY — 17.2%
Akamai Technologies *	1,245,000	99,998,400
Asana, Cl A *	2,000,000	44,460,000
Nutanix, Cl A *	2,915,000	60,719,450
Okta, Cl A *	1,235,000	70,234,450
Palantir Technologies, Cl A *	4,715,000	38,332,950
Palo Alto Networks *	690,000	113,015,100
Pure Storage, Cl A *	4,289,975	117,416,615
Synopsys *	200,000	61,102,000
Toast, Cl A *	1,465,000	24,494,800
Workday, Cl A *	870,000	132,431,400
Zscaler *	620,000	101,909,400

		864,114,565

MATERIALS — 1.8%
AptarGroup	945,000	89,803,350

TOTAL COMMON STOCK (Cost $4,733,389,253)		4,920,739,471

2	CHAMPLAIN INVESTMENTS	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN MID CAP FUND SEPTEMBER 30, 2022 (Unaudited)

CASH EQUIVALENTS** — 2.3%

	Shares	Value
Fidelity Investments - Money Market Treasury Only Portfolio, Cl I, 2.500%	20,000,000	$20,000,000
Goldman Sachs Square Treasury Instruments Fund, Institutional Shares, 2.500%	96,672,130	96,672,130

TOTAL CASH EQUIVALENTS (Cost $116,672,130)		116,672,130

TOTAL INVESTMENTS — 100.1% (Cost $4,850,061,383)		$5,037,411,601

Percentages are based on Net Assets of $5,031,704,736.

*  Non-income producing security.

** Rate reported is the 7-day effective yield as of September 30, 2022.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of September 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-2900

3	CHAMPLAIN INVESTMENTS	PARTNERS